VARIABLE INTEREST ENTITIES (Details Textual)	1 Months Ended
Oct. 27, 2009
Variable Interest Entity, Primary Beneficiary [Member]
Various Interest Entities [Line Items]
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage	50.00%